Summary of Significant Accounting Policies - Schedule of Estimated Future Amortization of Intangible Assets (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 3,339
2018	3,126
2019	2,463
2020	2,395
2021	$ 2,269